SUBSEQUENT EVENTS (Details) - Subsequent event - USD ($)	Mar. 08, 2021	Feb. 01, 2021	Jan. 22, 2021	Apr. 30, 2021
Subsequent Event [Line Items]
Transaction fee			$ 10,000,000
Promissory Note | Sponsor
Subsequent Event [Line Items]
Aggregate principal amount	$ 100,000			$ 150,000
Promissory note interest	2.75%
Merger Agreement
Subsequent Event [Line Items]
Aggregate merger consideration		$ 1,885,000,000
Earnout Shares		9,000,000
Earnout share price per share		$ 10.00
Earnout share price, tranche one		12.50
Earnout share price, tranche two		15.00
Earnout share price, tranche three		$ 17.50
Subscription Agreement with PIPE Investors | Class A Ordinary Shares
Subsequent Event [Line Items]
Issuance of Class B ordinary shares to Sponsor (in shares)		55,000,000
Aggregate purchase price of subscription		$ 550,000,000